February 5, 2003

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.

Re: The Calvert Fund
2-76510 and 811-3416

In lieu of filing under paragraph (b) or (c) of Section 497, the above registrant is hereby filing a certification that:

(1) the form of prospectus for the Calvert Income Fund/Calvert Short Duration Income Fund and statements of additional information for the Calvert Income Fund/Calvert Short Duration Income Fund and the Calvert New Vision Small Cap Fund that would have been filed under paragraph (b) or (c) of Section 497 would not have differed from those contained in the most recent registration statement (submitted January 31, 2003) or amendment; and

(2) the text of the most recent registration statement (submitted January 31, 2003) has been filed electronically.

If you have questions or require further information, please contact me at 301-951-4881.

Sincerely,

/s/Edith Lillie
Registration Manager